Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2012	2011
Deferred assets
Tax credit carryforwards	$—	$10

Total deferred assets	—	10

Deferred liabilities
Unrealized net capital gains	(7,433)	(7,299)
Other liabilities	(557)	(440)

Total deferred liabilities	(7,990)	(7,739)

Net deferred liability	$(7,990)	$(7,729)

Components of Income Tax Expense

The components of income tax expense for the years ended December 31 are as follows:

($ in thousands)	2012	2011	2010
Current	$4,145	$4,802	$4,386
Deferred	128	59	65

Total income tax expense	$4,273	$4,861	$4,451

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
Other	—	(0.1)	(0.1)

Effective income tax rate	35.0%	34.9%	34.9%